UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21586

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 241-4141

                      Date of fiscal year end: DECEMBER 31

                     Date of reporting period: JUNE 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2008

[LOGO]      FIRST TRUST
            ENHANCED EQUITY
            INCOME FUND

                                             CHARTWELL INVESTMENT PARTNERS
                                      ------------------------------------------
                                      Institutional and Private Asset Management

[FIRST TRUST LOGO]                                      [LOGO]

TABLE OF CONTENTS

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                                  JUNE 30, 2008

Shareholder Letter .......................................................    1
At a Glance ..............................................................    2
Portfolio Commentary .....................................................    3
Portfolio of Investments .................................................    5
Statement of Assets and Liabilities ......................................   12
Statement of Operations ..................................................   13
Statements of Changes in Net Assets ......................................   14
Financial Highlights .....................................................   15
Notes to Financial Statements ............................................   16
Additional Information ...................................................   22

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Chartwell Investment Partners, L.P. ("Chartwell" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Enhanced Equity Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                         PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market value of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                             HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Chartwell are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other regulatory filings.

SHAREHOLDER LETTER

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2008

Dear Shareholders:

The first half of 2008 have been challenging for the financial markets and for many investors. Yet, regardless of the market, First Trust Advisors L.P. ("First Trust") believes that in order to be successful in reaching your financial goals, you should be invested for the long term. We also believe that investors should seek professional help from a financial advisor who has been through many types of markets, knows the range of investments available, and is committed to bringing you investments suitable to your particular situation.

Our goal at First Trust has always been to offer a wide range of investment products, including our family of closed-end funds, to help us meeting the challenge of maximizing our customers' financial opportunities. We have continued to expand our product line to ensure that you have many choices to fit your investment needs.

The report you hold contains detailed information about your investment in First Trust Enhanced Equity Income Fund (the "Fund") for the period covered by this report. It contains a portfolio commentary from the Fund's portfolio management team that provides a market recap for the period, a performance analysis and a market and Fund outlook. Additionally, the report provides the Fund's financial statements for the period covered by this report. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets and remains committed to bringing you quality investment solutions regardless of the inevitable ups and downs experienced in the market. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. As well, we are committed to making available up-to-date information about your investments so you and your financial advisor are always current on your portfolio.

We continue to value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of First Trust Enhanced Equity Income Fund

FIRST TRUST ENHANCED EQUITY INCOME FUND
"AT A GLANCE"
AS OF JUNE 30, 2008 (UNAUDITED)

FUND STATISTICS

Symbol on New York Stock Exchange                                     FFA
Common Share Price                                           $      13.28
Common Share Net Asset Value ("NAV")                         $      15.07
Premium/(Discount) to NAV                                          (11.88)%
Net Assets Applicable to Common Shares                       $300,964,338
Current Quarterly Distribution per Common Share (1)          $      0.400
Current Annualized Distribution per Common Share             $      1.600
Current Distribution Rate on Closing Common Share Price (2)         12.05%
Current Distribution Rate on NAV (2)                                10.62%

                 COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)

                                  [LINE CHART]



               Market      NAV
6/29/07         18.3      18.98
7/6/07         18.68      19.22
7/13/07        18.68       19.4
7/20/07         18.2      19.25
7/27/07        16.95      18.44
8/3/07         16.99      18.16
8/10/07        16.96      18.29
8/17/07         15.9      18.28
8/24/07        17.31      18.96
8/31/07        17.23      18.92
9/7/07          17.2      18.78
9/14/07        17.44      19.31
9/21/07         17.2      19.24
9/28/07        17.37      19.34
10/5/07        17.71      19.62
10/12/07       17.48      19.62
10/19/07       16.88      19.02
10/26/07       17.08      19.29
11/2/07        16.55      18.94
11/9/07        15.92       18.4
11/16/07       15.91      18.51
11/23/07       15.61      18.23
11/30/07       16.09      18.66
12/7/07         16.5      18.87
12/14/07       15.98      18.63
12/21/07       15.67      18.52
12/28/07       16.03      18.44
1/4/08         15.78      17.68
1/11/08         15.9      17.46
1/18/08        14.79      16.63
1/25/08        15.13      16.78
2/1/08         16.13      17.53
2/8/08         15.56      17.02
2/15/08        15.39      17.17
2/22/08        15.48      17.18
2/29/08         15.5      16.94
3/7/08         14.74       16.4
3/14/08        14.53      16.28
3/20/08        14.06      16.44
3/28/08        14.31      16.32
4/4/08          14.9      16.83
4/11/08        14.42      16.42
4/18/08        14.84      16.98
4/25/08           15      17.06
5/2/08         15.21      17.23
5/9/08         15.09      16.98
5/16/08        15.44      17.41
5/23/08        15.05      16.92
5/30/08         15.3      17.14
6/6/08         14.86      16.64
6/13/08        14.74      16.45
6/20/08        13.85      15.57
6/27/08        13.31      15.03
6/30/08        13.28      15.07

PERFORMANCE AS OF JUNE 30, 2008

                                                             Average Annual
                                                              Total Return
                           6 Months Ended   1 Year Ended   Inception (8/26/04)
                             6/30/2008       6/30/2008        to 6/30/2008
Fund Performance
NAV (3)                       -13.24%         -19.23%            -1.62%
Market Value (4)              -12.93%         -11.63%             2.90%
Index Performance
S&P 500 Index                 -11.91%         -13.12%             5.88%

                                  % OF LONG-TERM
TOP 10 HOLDINGS                    INVESTMENTS
Exxon Mobil Corp.                           5.2%
Emerson Electric Company                    3.4
Chevron Corp.                               3.0
Occidental Petroleum                        3.0
JPMorgan Chase & Company                    2.8
ConocoPhillips                              2.8
Abbott Laboratories                         2.6
Verizon Communications, Inc.                2.6
Caterpillar, Inc.                           2.5
Intel Corp.                                 2.4
                                  -------------
Total                                      30.3%
                                  =============

                                  % OF LONG-TERM
SECTOR CLASSIFICATION              INVESTMENTS
Energy                                   19.3%
Financials                               16.9
Information Technology                   13.6
Industrials                              11.4
Consumer Staples                          9.5
Health Care                               9.0
Telecommunication Services                8.5
Consumer Discretionary                    5.3
Materials                                 4.7
Utilities                                 1.8
                                  -----------
Total                                   100.0%
                                  ===========

(1) Most recent distribution paid or of record through 6/30/08. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or of record through the report date and then dividing by Common Share price or NAV, as applicable, as of 6/30/08.

(3) Total return based on NAV is the combination of reinvested dividend distributions and reinvested capital gain distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share and does not reflect sales load. Past performance is not indicative of future results.

(4) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share price. Past performance is not indicative of future results.

                              PORTFOLIO COMMENTARY

                                   SUB-ADVISOR

Founded in 1997, Chartwell Investment Partners, L.P. ("Chartwell") is an employee-owned investment firm focusing on institutional, sub-advisory and private client relationships. The firm is a research-based equity and fixed-income manager with a disciplined, team-oriented investment process.

                            PORTFOLIO MANAGEMENT TEAM

[PHOTO OF BERNARD P. SCHAFFER]     BERNARD P. SCHAFFER
                                   MANAGING PARTNER, SENIOR PORTFOLIO MANAGER

                                   Mr. Schaffer is a founding partner of Chartwell and has 36 years of investment industry experience. He serves as senior portfolio manager for Chartwell's closed-end fund and hedged large-cap equity strategies. As the lead portfolio manager for the Fund, he focuses on securities in the Energy, Financials and Staples industries. He was employed as a Senior Portfolio Manager at Delaware Investment Advisers from 1990 to 1997, managing two closed-end equity income funds.
                                   These funds utilized option strategies to generate portfolio gains. Mr. Schaffer earned a
                                   Bachelor's degree in Economics from Villanova University and an MBA from the University of
                                   Pennsylvania's Wharton School.

[PHOTO OF DOUGLAS W. KUGLER]       DOUGLAS W. KUGLER, CFA
                                   PRINCIPAL, PORTFOLIO MANAGER

                                   Mr. Kugler is a portfolio manager on Chartwell's large-cap equity portfolio management team and has 10 years investment industry experience. His areas of focus include the Transportation and
                                   Consumer Discretionary segments of the market. From 1993 to 2003, he held several positions at
                                   Morgan Stanley Investment Management (Miller Anderson & Sherrerd) including Head of Mutual Fund
                                   Administration and Vice President and Treasurer of the MAS Funds, Junior Associate in the Equity
                                   Department and his last position held prior to joining Chartwell was Senior Associate and Analyst for the Large Cap Value team. Prior to joining Morgan Stanley, he was an Assistant Vice President and Senior Accounting Officer at Provident Financial Processing Corporation. Mr. Kugler is a
                                   member of the CFA (Chartered Financial Analysts) Institute and the CFA Society of Philadelphia.
                                   Mr. Kugler earned a Bachelor's degree in Accounting from the University of Delaware.

[PHOTO OF KEVIN A. MELICH]         KEVIN A. MELICH, CFA
                                   MANAGING PARTNER, SENIOR PORTFOLIO MANAGER

                                   Mr. Melich is a founding partner of Chartwell and has 43 years of investment industry experience.
                                   He is a member of Chartwell's large-cap equity portfolio management team and implements portfolio management decisions for high-yield equity institutional portfolios, including the Fund. His areas of focus are in the Automotive, Machinery, Office Electronics and REITs industries. He was employed as a Senior Portfolio Manager at Delaware Investment Advisers from 1983 to 1997. There he managed over $1.6 billion for institutional accounts in the value style. From 1979 to 1983,
                                   Mr. Melich was a Partner with the economics consulting firm, A.B. Laffer Associates. From 1964 to
                                   1979, he was the Senior Investment Officer and Manager of the Trust and Investment Division of
                                   Security Trust Company. Mr. Melich is a member of the CFA Institute and the CFA Society of
                                   Philadelphia. He earned a Bachelor of Science degree in economics from St. John Fisher College.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND

The investment objective of First Trust Enhanced Equity Income Fund ("FFA" or the "Fund") is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of equity securities. Under normal market conditions, the Fund pursues an integrated investment strategy in which the Fund invests substantially all of its managed assets in a diversified portfolio of common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers. These securities are traded on U.S. securities exchanges and on an ongoing and consistent basis, the Fund will write
(sell) covered call options on a portion of the Fund's managed assets. There can be no assurance that the Fund's investment objective will be achieved.

                                  MARKET RECAP

During the first six months of 2008, the stock market was very volatile. Among the issues affecting the market, the most worrisome are rooted in the on-going liquidity crises facing both the market and the overall economy. As we wrote in our Market Recap in the Fund's 2007 Annual Report, the seizing of the credit markets in mid to late-summer 2007 was the beginning of the end for the period of "easy money" that had fueled the stock market and the economy. This was induced by the significant decline in housing prices.

In addition to the housing problem, a broader economic malaise became apparent as oil prices increased. This negatively affected consumer spending while putting a severe crimp in the profit margins of many companies. The financials sector has taken further substantial write-downs of not only mortgage debt but also commercial credit and credit card debt. The upshot is added stress to a financial system already stretched and willing to lend to only the strongest of borrowers.

To counter this, the Federal Reserve lowered the Fed Funds rate by 225 basis points in the first half of the year, allowed non-bank institutions to borrow from their lending window and has started accepting non-traditional collateral as backing for these loans. The Federal Government temporarily stimulated the economy by issuing rebate checks to millions of households. The effects of these stimulative actions were helpful, but the stock market continued to decline amid a surge in write-offs by many banks and disappointing profit forecasts for many other companies.

During the past six months, the income generation of the Fund's portfolio was strengthened by purchasing stocks with higher-than-average dividend yields. In addition, the Fund successfully sold call options on many holdings to supplement the dividend stream and offset some of the losses experienced by the underlying portfolio. While we believe this strategy of combining high dividend-paying stocks and an option overwrite program is a solid long-term strategy, the market for stocks that carry a higher-than-average dividend yield was not spared over this time period as market participants sold out of stocks with higher yields (such as financials and telecommunications), while flocking towards other stocks with lower yields (such as energy and materials). In fact, the energy and materials sectors were the only two sectors with positive performance in the S&P 500 Index for the first half of 2008. One common measure for the return on higher-yielding stocks is the Dow Jones U.S. Select Dividend Index, which had a negative -21.40% return for the first six months of 2008.

                              PERFORMANCE ANALYSIS

The Fund's NAV total return was -13.24%(1), while the market value total return was -12.93%(2), for the six-month period ended June 30, 2008 (dividends reinvested). The S&P 500 Index returned -11.91% with dividends reinvested during the same period. The Fund's overall performance was helped by a high level of option writing during this period, while relative performance was affected by several factors. The information technology sector was the largest positive contributor to relative performance as the Fund was underweight this underperforming sector. On a stock selection basis, QUALCOMM Incorporated and IBM were strong performers, while investments in Adobe Systems Incorporated and Cisco Systems, Inc. lagged. The financials sector was the largest relative drag on performance as the Fund was overweight this sector.

The Fund's investments in Annaly Capital Management Inc. and U.S. Bancorp managed to buck the trend and outperform the sector. The consumer staples group, which acted as somewhat of a safe haven during the period, outperformed the overall market by about 450 basis points. We maintained a market weight in staples during the period, holding Reynolds American, Inc., PepsiCo, Inc., Coca Cola Company, Altria Group, Inc., Phillip Morris International, Inc. and Kraft Foods, Inc.. The Fund's slight overweight in the energy sector was a positive, as was the investment in Occidental Petroleum Corp., a leading oil producer. Lastly, the portfolio had positive relative performance in the healthcare sector due to strong performance from Abbott Laboratories, which helped offset a decline in Bristol-Myers Squibb Company.

                              MARKET & FUND OUTLOOK

We expect continued volatility in the market for the remainder of 2008 as market participants are likely to be challenged by the many cross currents in the market and the economy. As the market digests various data points it will be receiving over the next six months, it will be evaluating them to determine if they contain signals that indicate a change in the outlook for the housing and energy market, and the overall economy. Once the market begins to sense that an economic bottom has been reached, we would expect it to begin a new up leg. However, the major question is how long this process will take. While we do not know the answer, we will be watching and observing the various signals and will position the Fund's portfolio accordingly. Over the long term, we have found that investing in higher-yielding stocks has been a solid strategy and we are working diligently to uncover new investment opportunities.

----------
(1) Total return based on the NAV is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per common share and does not reflect sales load.

(2) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share price.

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2008 (UNAUDITED)

  SHARES                               DESCRIPTION                                   VALUE
----------  ------------------------------------------------------------------  --------------
COMMON STOCKS (b) - 100.5%

            AEROSPACE & DEFENSE - 4.3%
   100,000  Honeywell International, Inc......................................  $    5,028,000
    85,800  Rockwell Collins, Inc.............................................       4,114,968
    64,200  United Technologies Corp..........................................       3,961,140
                                                                                --------------
                                                                                    13,104,108
                                                                                --------------

            AIR FREIGHT & LOGISTICS - 0.6%
    22,200  FedEx Corp........................................................       1,749,138
                                                                                --------------

            BEVERAGES - 4.2%
   100,000  Coca-Cola (The), Company..........................................       5,198,000
    45,000  Diageo PLC, SP ADR................................................       3,324,150
    66,025  PepsiCo, Inc......................................................       4,198,530
                                                                                --------------
                                                                                    12,720,680
                                                                                --------------

            CAPITAL MARKETS - 3.2%
   120,000  AllianceBernstein Holding, LP (c).................................       6,561,600
    80,000  Lehman Brothers Holdings, Inc.....................................       1,584,800
    72,800  Och-Ziff Capital Management Group, Class A........................       1,383,928
                                                                                --------------
                                                                                     9,530,328
                                                                                --------------

            CHEMICALS - 4.7%
   100,000  Dow Chemical (The) Company........................................       3,491,000
   100,000  E. I. du Pont de Nemours and Company..............................       4,289,000
   110,000  PPG Industries, Inc...............................................       6,310,700
                                                                                --------------
                                                                                    14,090,700
                                                                                --------------

            COMMERCIAL BANKS - 2.7%
    40,000  PNC Financial Services Group, Inc.................................       2,284,000
    60,000  U.S. Bancorp......................................................       1,673,400
   100,000  Wachovia Corp.....................................................       1,553,000
   105,000  Wells Fargo & Company.............................................       2,493,750
                                                                                --------------
                                                                                     8,004,150
                                                                                --------------

            COMMUNICATIONS EQUIPMENT - 2.3%
   295,200  Cisco Systems, Inc. (d)...........................................       6,866,352
                                                                                --------------
            DIVERSIFIED FINANCIAL SERVICES - 4.4%
   192,500  Bank of America Corp..............................................       4,594,975
   250,000  JPMorgan Chase & Company..........................................       8,577,500
                                                                                --------------
                                                                                    13,172,475
                                                                                --------------

            DIVERSIFIED TELECOMMUNICATION SERVICES - 8.5%
   300,000  Alaska Communications Systems Group, Inc..........................       3,582,000
   200,000  AT&T, Inc.........................................................       6,738,000
   200,000  Citizens Communications Co........................................       2,268,000
   249,600  Consolidated Communications Holdings, Inc.........................       3,716,544
   204,179  FairPoint Communications, Inc.....................................       1,472,130
   221,620  Verizon Communications, Inc.......................................       7,845,348
                                                                                --------------
                                                                                    25,622,022
                                                                                --------------

                        See Notes to Financial Statements                 Page 5

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

  SHARES                               DESCRIPTION                                   VALUE
----------  ------------------------------------------------------------------  --------------
COMMON STOCKS (b) - (CONTINUED)

            ELECTRIC UTILITIES - 1.8%
   160,000  Southern Company..................................................  $    5,587,200
                                                                                --------------
            ELECTRICAL EQUIPMENT - 3.4%
   206,100  Emerson Electric Company..........................................      10,191,645
                                                                                --------------
            FOOD & STAPLES RETAILING - 1.2%
   108,800  Walgreen Company..................................................       3,537,088
                                                                                --------------
            FOOD PRODUCTS - 1.5%
   160,000  Kraft Foods, Inc., Class A........................................       4,552,000
                                                                                --------------
            HEALTHCARE PROVIDERS & SERVICES - 0.7%
   100,000  Brookdale Senior Living, Inc......................................       2,036,000
                                                                                --------------
            HOTELS, RESTAURANTS & LEISURE - 0.8%
    75,000  Carnival Corp.....................................................       2,472,000
                                                                                --------------
            HOUSEHOLD PRODUCTS - 1.0%
    52,000  Procter & Gamble (The) Company....................................       3,162,120
                                                                                --------------
            INDUSTRIAL CONGLOMERATES - 1.7%
   190,000  General Electric Company..........................................       5,071,100
                                                                                --------------
            INSURANCE - 2.1%
    97,400  American International Group, Inc.................................       2,577,204
    60,000  Hartford Financial Services Group, Inc............................       3,874,200
                                                                                --------------
                                                                                     6,451,404
                                                                                --------------
            INTERNET SOFTWARE & SERVICES - 1.3%
   145,700  eBay, Inc. (d)....................................................       3,981,981
                                                                                --------------
            IT SERVICES - 1.0%
   100,000  Paychex, Inc......................................................       3,128,000
                                                                                --------------
            MACHINERY - 2.5%
   101,000  Caterpillar, Inc..................................................       7,455,820
                                                                                --------------
            MARINE - 1.8%
   323,051  FreeSeas, Inc.....................................................       2,028,760
   140,000  Seaspan Corp......................................................       3,362,800
                                                                                --------------
                                                                                     5,391,560
                                                                                --------------
            MEDIA - 1.9%
   350,000  Entercom Communications Corp., Class A............................       2,457,000
   200,000  GateHouse Media, Inc..............................................         492,000
   175,000  Regal Entertainment Group, Class A................................       2,674,000
                                                                                --------------
                                                                                     5,623,000
                                                                                --------------
            MULTILINE RETAIL - 1.6%
   101,000  Target Corp.......................................................       4,695,490
                                                                                --------------

            OIL, GAS & CONSUMABLE FUELS - 19.4%
    75,000  BP PLC, SP ADR....................................................       5,217,750
    90,800  Chevron Corp......................................................       9,001,004

Page 6                  See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

  SHARES                               DESCRIPTION                                   VALUE
----------  ------------------------------------------------------------------  --------------
COMMON STOCKS (b) - (CONTINUED)

            OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
    90,000  ConocoPhillips....................................................  $    8,495,100
   100,000  Copano Energy, LLC................................................       3,375,000
   180,000  Exxon Mobil Corp..................................................      15,863,400
   100,000  Occidental Petroleum Corp.........................................       8,986,000
    60,000  Total SA, SP ADR..................................................       5,116,200
    54,800  Valero Energy Corp................................................       2,256,664
                                                                                --------------
                                                                                    58,311,118
                                                                                --------------

            PHARMACEUTICALS - 8.4%
   150,000  Abbott Laboratories...............................................       7,945,500
   350,000  Bristol-Myers Squibb Company......................................       7,185,500
    80,000  Eli Lilly & Co....................................................       3,692,800
   373,100  Pfizer, Inc.......................................................       6,518,057
                                                                                --------------
                                                                                    25,341,857
                                                                                --------------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.7%
   230,000  Annaly Capital Management, Inc....................................       3,567,300
   502,500  CapitalSource, Inc................................................       5,567,700
   121,410  iStar Financial, Inc..............................................       1,603,826
   513,300  MFA Mortgage Investments, Inc.....................................       3,346,716
                                                                                --------------
                                                                                    14,085,542
                                                                                --------------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
   334,800  Intel Corp........................................................       7,191,504
   120,000  Microchip Technology, Inc.........................................       3,664,800
   110,000  Texas Instruments, Inc............................................       3,097,600
                                                                                --------------
                                                                                    13,953,904
                                                                                --------------

            SOFTWARE - 1.0%
   110,000  Microsoft Corp....................................................       3,026,100
                                                                                --------------

            TOBACCO - 2.7%
   113,435  Altria Group, Inc.................................................       2,332,224
    30,000  Philip Morris International, Inc..................................       1,481,700
    90,000  Reynolds American, Inc............................................       4,200,300
                                                                                --------------
                                                                                     8,014,224
                                                                                --------------

            TRADING COMPANIES & DISTRIBUTORS - 0.5%
   200,000  Aircastle Ltd.....................................................       1,682,000
                                                                                --------------

            TOTAL COMMON STOCKS (b)...........................................     302,611,106
                                                                                --------------
            (Cost $382,442,660)

            TOTAL INVESTMENTS - 100.5%........................................     302,611,106
            (Cost $382,442,660) (e)
            CALL OPTIONS WRITTEN - (0.9%).....................................      (2,655,919)
            (Premiums received $5,569,594)
            NET OTHER ASSETS AND LIABILITIES - 0.4%...........................       1,009,151
                                                                                --------------
            NET ASSETS - 100.0% ..............................................  $  300,964,338
                                                                                ==============


                        See Notes to Financial Statements                 Page 7

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Call options were written on either entire or partial Common Stock positions; all Common Stocks in the portfolio are used to cover call options written by the Fund. Call options on securities indices were written on a portion of the Common Stock positions that were not covered by call options on individual equity securities held in the Fund's Portfolio.

(c)   Master Limited Partnership ("MLP")

(d)   Non-income producing security.

(e)   Aggregate cost for federal income tax and financial reporting purposes.

SP    ADR Sponsored American Depositary Receipt

NUMBER OF
CONTRACTS                            DESCRIPTION                                    VALUE
----------  ------------------------------------------------------------------  --------------
CALL OPTIONS WRITTEN - (0.9%)

            Abbott Laboratories Call
     1,500  @ 57.5 due Jul 08.................................................  $      (15,000)
                                                                                --------------

            AllianceBernstein Holding, LP Call
     1,200  @ 75 due Jul 08...................................................         (24,000)
                                                                                --------------

            Altria Group, Inc. Call
       634  @ 22 due Jul 08...................................................          (4,438)
                                                                                --------------

            American International Group, Inc. Call
       974  @ 30 due Jul 08...................................................         (53,570)
                                                                                --------------

            Annaly Capital Management, Inc. Call
     2,300  @ 17.5 due Jul 08.................................................         (11,500)
                                                                                --------------

            AT&T, Inc. Calls
     1,000  @ 37.5 due Jul 08.................................................          (8,000)
       400  @ 37.5 due Aug 08.................................................         (10,000)
       600  @ 35 due Aug 08...................................................         (45,600)
                                                                                --------------
                                                                                       (63,600)
                                                                                --------------

            Bank of America Corp. Calls
       700  @ 30 due Jul 08...................................................          (4,900)
       925  @ 35 due Jul 08...................................................          (2,775)
       300  @ 27.5 due Jul 08.................................................          (7,500)
                                                                                --------------
                                                                                       (15,175)
                                                                                --------------
            BP PLC, SP ADR Calls
       500  @ 75 due Jul 08...................................................         (13,000)
       250  @ 70 due Jul 08...................................................         (41,250)
                                                                                --------------
                                                                                       (54,250)
                                                                                --------------

            Bristol-Myers Squibb Company Call
     3,500  @ 22.5 due Aug 08.................................................         (77,000)
                                                                                --------------

            Brookdale Senior Living, Inc. Calls
       391  @ 25 due Jul 08...................................................          (7,820)
       609  @ 22.5 due Jul 08.................................................          (6,090)
                                                                                --------------
                                                                                       (13,910)
                                                                                --------------

Page 8                  See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

NUMBER OF
CONTRACTS                            DESCRIPTION                                    VALUE
----------  ------------------------------------------------------------------  --------------
CALL OPTIONS WRITTEN - (CONTINUED)

            CapitalSource, Inc. Calls
     2,675  @ 15 due Jul 08...................................................  $      (13,375)
     2,350  @ 17.5 due Jul 08.................................................         (11,750)
                                                                                --------------
                                                                                       (25,125)
                                                                                --------------

            Carnival Corp. Call
       750  @ 35 due Jul 08...................................................         (33,750)
                                                                                --------------

            Caterpillar, Inc. Calls
       334  @ 80 due Jul 08...................................................          (9,018)
       676  @ 85 due Jul 08...................................................          (4,056)
                                                                                --------------
                                                                                       (13,074)
                                                                                --------------

            Chevron Corp. Calls
       378  @ 105 due Jul 08..................................................         (11,340)
       530  @ 100 due Jul 08..................................................         (90,100)
                                                                                --------------
                                                                                      (101,440)
                                                                                --------------

            ConocoPhillips Calls
       700  @ 95 due Jul 08...................................................        (141,400)
       200  @ 100 due Jul 08..................................................         (10,600)
                                                                                --------------
                                                                                      (152,000)
                                                                                --------------

            Consolidated Communications Holdings, Inc. Call
     2,496  @ 17.5 due Oct 08.................................................         (87,360)
                                                                                --------------

            Diageo PLC, SP ADR Calls
       200  @ 75 due Jul 08...................................................         (21,000)
       250  @ 80 due Jul 08...................................................          (3,750)
                                                                                --------------
                                                                                       (24,750)
                                                                                --------------

            Dow Chemical (The) Company Call
     1,000  @ 40 due Jul 08...................................................          (5,000)
                                                                                --------------

            E. I. du Pont de Nemours and Company Call
     1,000  @ 50 due Jul 08...................................................          (5,000)
                                                                                --------------

            eBay, Inc. Call
     1,457  @ 32.5 due Jul 08.................................................         (11,656)
                                                                                --------------

            Emerson Electric Company Calls
       561  @ 50 due Jul 08...................................................         (70,125)
     1,500  @ 55 due Aug 08...................................................         (82,500)
                                                                                --------------
                                                                                      (152,625)
                                                                                --------------

            Exxon Mobil Corp. Calls
       500  @ 90 due Jul 08...................................................         (56,500)
     1,300  @ 95 due Jul 08...................................................         (20,800)
                                                                                --------------
                                                                                       (77,300)
                                                                                --------------

            FedEx Corp. Call
       222  @ 85 due Jul 08...................................................          (8,880)
                                                                                --------------

                        See Notes to Financial Statements                 Page 9

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)

NUMBER OF
CONTRACTS                            DESCRIPTION                                    VALUE
----------  ------------------------------------------------------------------  --------------
CALL OPTIONS WRITTEN - (CONTINUED)

            General Electric Company Call
     1,900  @ 28 due Jul 08...................................................  $      (70,300)
                                                                                --------------

            Hartford Financial Services Group, Inc. Call
       600  @ 75 due Jul 08...................................................          (6,000)
                                                                                --------------

            Honeywell International, Inc. Call
     1,000  @ 57.5 due Jul 08.................................................         (20,000)
                                                                                --------------

            Intel Corp. Calls
     1,848  @ 25 due Jul 08...................................................          (9,240)
     1,500  @ 25 due Aug 08...................................................         (22,500)
                                                                                --------------
                                                                                       (31,740)
                                                                                --------------

            JPMorgan Chase & Company Calls
     1,200  @ 40 due Jul 08...................................................         (31,200)
     1,300  @ 37.5 due Jul 08.................................................         (91,000)
                                                                                --------------
                                                                                      (122,200)
                                                                                --------------

            Lehman Brothers Holdings, Inc. Call
       800  @ 20 due Jul 08...................................................        (209,600)
                                                                                --------------

            MFA Mortgage Investments, Inc. Call
     1,600  @ 10 due Jul 08...................................................          (8,000)
                                                                                --------------

            Microchip Technology, Inc. Calls
       300  @ 35 due Aug 08...................................................         (13,500)
       900  @ 35 due Jul 08...................................................         (13,500)
                                                                                --------------
                                                                                       (27,000)
                                                                                --------------

            Microsoft Corp. Call
     1,100  @ 30 due Jul 08...................................................         (16,500)
                                                                                --------------

            Occidental Petroleum Corp. Calls
       700  @ 90 due Jul 08...................................................        (224,000)
       300  @ 95 due Jul 08...................................................         (39,000)
                                                                                --------------
                                                                                      (263,000)
                                                                                --------------

            Och-Ziff Capital Management Group, Class A Call
       728  @ 25 due Sep 08...................................................         (12,740)
                                                                                --------------

            Paychex, Inc. Calls
       500  @ 32.5 due Jul 08.................................................         (16,000)
       500  @ 35 due Aug 08...................................................          (5,000)
                                                                                --------------
                                                                                       (21,000)
                                                                                --------------

            Philadelphia Bank Index Call
       400  @ 65 due Jul 08...................................................         (24,000)
                                                                                --------------

            PNC Financial Services Group, Inc. Call
       400  @ 62.5 due Aug 08.................................................         (58,000)
                                                                                --------------

Page 10                 See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JUNE 30, 2008 (UNAUDITED)



NUMBER OF
CONTRACTS                            DESCRIPTION                                    VALUE
----------  ------------------------------------------------------------------  --------------
CALL OPTIONS WRITTEN - (CONTINUED)

            S&P 500 Index Calls
       100  @ 1,300 due Jul 08................................................  $     (159,000)
       200  @ 1,360 due Jul 08................................................         (34,000)
       100  @ 1,350 due Jul 08................................................         (28,000)
                                                                                --------------
                                                                                      (221,000)
                                                                                --------------

            Seaspan Corp. Call
     1,400  @ 30 due Aug 08...................................................         (14,000)
                                                                                --------------

            Southern Company Calls
     1,000  @ 40 due Aug 08...................................................          (7,500)
       500  @ 35 due Aug 08...................................................         (42,500)
                                                                                --------------
                                                                                       (50,000)
                                                                                --------------

            Target Corp. Calls
       400  @ 50 due Jul 08...................................................         (15,600)
       610  @ 52.5 due Aug 08.................................................         (49,410)
                                                                                --------------
                                                                                       (65,010)
                                                                                --------------

            Texas Instruments, Inc. Calls
       444  @ 32.5 due Jul 08.................................................          (1,332)
       656  @ 30 due Jul 08...................................................         (12,464)
                                                                                --------------
                                                                                       (13,796)
                                                                                --------------

            Total SA, SP ADR Calls
       300  @ 85 due Jul 08...................................................         (66,000)
       300  @ 90 due Jul 08...................................................         (13,500)
                                                                                --------------
                                                                                       (79,500)
                                                                                --------------
            United Technologies Corp. Call
       642  @ 75 due Jul 08...................................................          (3,210)
                                                                                --------------

            US Bancorp Call
       600  @ 32.5 due Aug 08.................................................         (15,000)
                                                                                --------------

            Valero Energy Corp. Call
       548  @ 50 due Aug 08...................................................         (29,592)
                                                                                --------------

            Verizon Communications, Inc. Call
     2,216  @ 37.5 due Jul 08.................................................         (39,888)
                                                                                --------------

            Wachovia Corp. Calls
       500  @ 15 due Jul 08...................................................         (85,000)
       500  @ 17.5 due Jul 08.................................................         (30,000)
                                                                                --------------
                                                                                      (115,000)
                                                                                --------------

            Walgreen Company Call
     1,088  @ 37.5 due Jul 08.................................................          (5,440)
                                                                                --------------

            Wells Fargo & Company Call
     1,050  @ 25 due Jul 08...................................................         (84,000)
                                                                                --------------
            TOTAL CALL OPTIONS WRITTEN........................................  $   (2,655,919)
                                                                                ==============
            (Premiums received $5,569,594)

                        See Notes to Financial Statements                Page 11

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $382,442,660).......................................................................    $    302,611,106
Cash..........................................................................................          2,873,127
Prepaid expenses..............................................................................             18,659
Receivables:
   Investment securities sold.................................................................          5,890,943
   Dividends..................................................................................            707,547
                                                                                                 ----------------
        Total Assets..........................................................................        312,101,382
                                                                                                 ----------------

LIABILITIES:
Options written, at value (Premiums received $5,569,594)......................................          2,655,919
Payables:
   Distributions payable......................................................................          7,989,265
   Investment advisory fees...................................................................            266,522
   Investment securities purchased............................................................             84,915
   Legal fees.................................................................................             31,084
   Audit and tax fees.........................................................................             27,911
   Printing fees..............................................................................             24,265
   Administrative fees........................................................................             23,275
   Custodian fees.............................................................................             21,401
   Transfer agent fees........................................................................              2,599
   Trustees' fees and expenses................................................................              1,066
Accrued expenses and other liabilities........................................................              8,822
                                                                                                 ----------------
        Total Liabilities.....................................................................         11,137,044
                                                                                                 ----------------
NET ASSETS....................................................................................   $    300,964,338
                                                                                                 ================
NET ASSETS CONSIST OF:
Paid-in capital...............................................................................   $    380,494,415
Par value.....................................................................................            199,732
Accumulated net investment income (loss)......................................................         (2,811,930)
Net unrealized appreciation (depreciation) on investments and options written.................        (76,917,879)
                                                                                                 ----------------
NET ASSETS....................................................................................   $    300,964,338
                                                                                                 ================
NET ASSET VALUE, PER COMMON SHARE (PAR VALUE $0.01 per Common Share)..........................   $          15.07
                                                                                                 ================
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)...         19,973,164
                                                                                                 ================

Page 12                 See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
Dividends ..........................................................   $  6,339,042
                                                                       ------------
     Total investment income .......................................      6,339,042
                                                                       ------------

EXPENSES:
Investment advisory fees ...........................................      1,675,883
Administrative fees ................................................        152,636
Excise tax .........................................................         59,938
Custodian fees .....................................................         59,259
Printing fees ......................................................         57,292
Legal fees .........................................................         39,388
Audit and tax fees .................................................         23,231
Transfer agent fees ................................................         20,918
Trustees' fees and expenses ........................................         20,013
Other ..............................................................         64,756
                                                                       ------------
     Total expenses ................................................      2,173,314
                                                                       ------------
NET INVESTMENT INCOME ..............................................      4,165,728
                                                                       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on:
   Investments .....................................................     (1,796,786)
   Written option transactions .....................................     10,927,279
                                                                       ------------
Net realized gain (loss) ...........................................      9,130,493
                                                                       ------------

Net change in unrealized appreciation (depreciation) on:
   Investments .....................................................    (64,493,698)
   Written option transactions .....................................      1,130,853
                                                                       ------------
Net change in unrealized appreciation (depreciation) ...............    (63,362,845)
                                                                       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ............................    (54,232,352)
                                                                       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....   $(50,066,624)
                                                                       ============

                       See Notes to Financial Statements                 Page 13

FIRST TRUST ENHANCED EQUITY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS
                                                                           ENDED            YEAR
                                                                        06/30/2008          ENDED
                                                                        (UNAUDITED)      12/31/2007
                                                                       -------------    -------------
OPERATIONS:
Net investment income (loss) .......................................   $   4,165,728    $   2,884,989
Net realized gain (loss) ...........................................       9,130,493       30,931,417
Net change in unrealized appreciation (depreciation) ...............     (63,362,845)      (6,282,958)
                                                                       -------------    -------------
Net increase (decrease) in net assets resulting from operations ....     (50,066,624)      27,533,448
                                                                       -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................................      (6,977,658)      (2,884,989)
Net realized gains .................................................      (9,000,873)     (30,214,538)
                                                                       -------------    -------------
Total distributions to shareholders ................................     (15,978,531)     (33,099,527)
                                                                       -------------    -------------
Total increase (decrease) in net assets ............................     (66,045,155)      (5,566,079)

NET ASSETS:
Beginning of period ................................................     367,009,493      372,575,572
                                                                       -------------    -------------
End of period ......................................................   $ 300,964,338    $ 367,009,493
                                                                       -------------    -------------
Accumulated net investment income (loss) at end of period ..........   $  (2,811,930)   $          --
                                                                       =============    =============

Page 14                See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   SIX MONTHS
                                                      ENDED               YEAR          YEAR         YEAR          PERIOD
                                                    06/30/2008           ENDED         ENDED        ENDED           ENDED
                                                 (UNAUDITED) (g)       12/31/2007    12/31/2006   12/31/2005    12/31/2004 (a)
                                                 ---------------       ----------    ----------   ----------    --------------
Net asset value, beginning of period ..........  $         18.38       $    18.65    $    18.99   $    19.97    $        19.10 (b)
                                                 ---------------       ----------    ----------   ----------    --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ..................             0.21             0.14          0.02         0.01             (0.01)
Net realized and unrealized gain (loss) .......            (2.72)            1.24          1.24         0.61              1.46
                                                 ---------------       ----------    ----------   ----------    --------------
Total from investment operations ..............            (2.51)            1.38          1.26         0.62              1.45
                                                 ---------------       ----------    ----------   ----------    --------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .........................            (0.35)           (0.14)        (0.02)       (0.01)               --
Net realized gain .............................            (0.45)           (1.51)        (1.58)       (1.59)            (0.54)
                                                 ---------------       ----------    ----------   ----------    --------------
Total distributions ...........................            (0.80)           (1.65)        (1.60)       (1.60)            (0.54)
                                                 ---------------       ----------    ----------   ----------    --------------
Common Shares offering costs charged to
   paid-in capital ............................               --               --            --           --             (0.04)
                                                 ---------------       ----------    ----------   ----------    --------------
Net asset value, end of period ................  $         15.07       $    18.38    $    18.65   $    18.99    $        19.97
                                                 ===============       ==========    ==========   ==========    ==============
Market value, end of period ...................  $         13.28       $    16.14    $    18.41   $    17.12    $        20.00
                                                 ===============       ==========    ==========   ==========    ==============
TOTAL RETURN BASED ON NET ASSET
   VALUE (c) (d) ..............................           (13.24)%           8.19%         7.09%        3.48%             7.29%
                                                 ===============       ==========    ==========   ==========    ==============
TOTAL RETURN BASED ON MARKET VALUE (d) (e) ....           (12.93)%          (3.76)%       17.26%       (6.85)%            2.62%
                                                 ===============       ==========    ==========   ==========    ==============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........  $       300,964       $  367,009    $  372,576   $  379,245    $      395,024
Ratio of total expenses to average net
   assets .....................................             1.30% (f)        1.21%         1.24%        1.23%             1.26% (f)
Ratio of net investment income (loss) to
   average net assets .........................             2.49% (f)        0.76%         0.13%        0.04%            (0.09)% (f)
Portfolio turnover rate .......................               71%             174%          131%         266%               73%

----------
(a) Initial seed date of August 17, 2004. The Fund commenced operations on August 26, 2004.

(b)   Net of sales load of $0.90 per Common Share on initial offering.

(c) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share and does not reflect sales load.

(d)   Total return is not annualized for periods less than one year.

(e) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in Common Share price.

(f)   Annualized.

(g) On January 8, 2008, the Fund's Common Shareholders approved the appointment of Chartwell Investment Partners, L.P. as the sub-advisor to the Fund.

                       See Notes to Financial Statements                 Page 15

NOTES TO FINANCIAL STATEMENTS

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2008 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust Enhanced Equity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 20, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FFA on the New York Stock Exchange ("NYSE"). The Fund's name was changed to its current name effective September 30, 2007, after the appointment of Chartwell Investment Partners, L.P. ("Sub-Advisor" or "Chartwell") as Sub-Advisor of the Fund.

The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities. There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued dividends and interest), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued at market value, or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

      -     Level 1 - quoted prices in active markets for identical securities

      - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2008 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

VALUATION INPUTS                                     INVESTMENTS IN SECURITIES   OTHER  FINANCIAL INSTRUMENTS (a)
--------------------------------------------------   -------------------------   --------------------------------
Level 1 - Quoted Prices - Investments ............          $302,611,106                    $ (2,655,919)
Level 2 - Other Significant Observable Inputs ....                    --                              --
Level 3 - Significant Unobservable Inputs ........                    --                              --
                                                            ------------                    ------------
TOTAL ............................................          $302,611,106                    $ (2,655,919)
                                                            ------------                    ------------

(a) Other financial instruments are call option contracts, which are valued at the closing price on the exchange on which they are principally traded.

B. OPTION CONTRACTS:

COVERED OPTIONS. The Fund may write (sell) covered call options ("options") on all or a portion of the equity securities held in the Fund's portfolio and on securities indices as determined to be appropriate by Chartwell, consistent with the Fund's investment objective. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The Fund will not write (sell) "naked" or uncovered options. If certain equity securities held in the Fund's portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and to provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or smaller.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's exercise price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's covered call investment strategy depends on the ability of Chartwell to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                            JUNE 30, 2008 (UNAUDITED)

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net realized capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2007 is as follows:

Distributions paid from:
Ordinary Income ..............................................   $ 31,958,437
Long-Term Capital Gains ......................................      1,141,090

As of December 31, 2007, the components of distributable
   earnings on a tax basis were as follows:
Undistributed Ordinary Income ................................   $  3,851,022
Net Unrealized Depreciation ..................................    (14,538,544)

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

In June 2006, the FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the Fund's current fiscal year. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004-2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements.

F. EXPENSES:

The Fund pays all expenses directly related to its operations.

G. ACCOUNTING PRONOUNCEMENT:

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures, if any.

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2008 (UNAUDITED)

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust Advisors L.P. ("First Trust") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets ("Managed Assets" means the average daily gross assets of the Fund minus the sum of the Fund's accrued and unpaid dividends on any outstanding Common Shares and accrued liabilities, including the value of call options written (sold)).

Chartwell Investment Partners, L.P. ("Chartwell") serves as the Fund's Sub-Advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.50% of the Fund's Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly known as PFPC Inc., serves as the Fund's Administrator, Fund Accountant, Transfer Agent and Board Administrator in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor, or any of their affiliates ("Independent Trustees"), is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually and the Chairman of the Audit Committee is paid $5,000 annually with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2008, each of the chairmen of the Nominating and Governance Committee and Valuation Committee are paid $2,500 annually to serve in such capacities with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Also, effective January 1, 2008, the Lead Independent Trustee and each Committee chairman will serve two-year terms.

                4. PURCHASES AND SALES OF SECURITIES AND OPTIONS

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2008, were $247,958,992 and $238,240,340, respectively.

As of June 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,124,741 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $80,956,295.

Written option activity was as follows:

                                                    NUMBER
                                                      OF
                                                   CONTRACTS      PREMIUMS
                                                   ---------    ------------
WRITTEN OPTIONS
Options outstanding at December 31, 2007 ....         68,218    $  5,622,371
Options written .............................        468,051      46,873,096
Options expired .............................       (143,528)     (9,842,189)
Options exercised ...........................        (23,603)     (2,276,547)
Options closed ..............................       (303,546)    (34,807,137)
                                                   ---------    ------------
Options outstanding at June 30, 2008 ........         65,592    $  5,569,594
                                                   =========    ============

                    FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2008 (UNAUDITED)

                                5. COMMON SHARES

As of June 30, 2008, 19,973,164 of $0.01 par value Common Shares were issued and outstanding. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

                               6. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

           7. CHANGES IN INVESTMENT STRATEGY AND CONCENTRATION POLICY

On December 10, 2007, the Board of Trustees approved a change in the Fund's investment strategy, effective on or about April 30, 2008, whereby the Fund intends to invest substantially all, but in no event less than 90%, of its Managed Assets in common stocks and other equity securities such as Real Estate Investment Trusts, Master Limited Partnerships and Investment Companies (including exchange-traded funds and business development companies).

At a Special Meeting of Shareholders of the Fund held on January 8, 2008, shareholders approved a change in the Fund's fundamental investment policy to provide that the Fund may not invest 25% or more of its total assets in securities of issuers in any single industry, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The policy became effective on January 8, 2008.

                             8. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

EQUITY SECURITIES RISK: The Fund invests in equity securities. An adverse event affecting an issuer, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers or their industries occur.

OPTION RISK: The Fund may write (sell) covered call options on all or a portion of the equity securities held in the Fund's portfolio as determined to be appropriate by the Fund's Sub-Advisor, consistent with the Fund's investment objective. The ability to successfully implement the Fund's investment strategy depends on the Sub-Advisor's ability to predict pertinent market movements, which can not be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold an equity security that it might otherwise sell. There can be no assurance that a liquid market for the options will exist when the Fund seeks to close out an option position. Additionally, to the extent that the Fund purchases options pursuant to a hedging strategy, the Fund will be subject to additional risks.

INDUSTRY RISK: The Fund may not invest 25% or more of its total assets in securities of issuers in any single industry. If the Fund is focused in an industry, it may present more risks than if it were broadly diversified over numerous industries of the economy. Individual industries may be subject to unique risks which may include, among others, governmental regulation, inflation, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, and rising interest rates.

INCOME RISK: Net investment income paid by the Fund to its Common Shareholders is derived primarily from the premiums it receives from writing (selling) call options and, to a lesser extent, from the dividends and interest it receives from the equity securities and other investments held in the Fund's portfolio and short-term gains thereon. Premiums from writing (selling) call options and dividends and

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2008 (UNAUDITED)

interest payments made by the securities in the Fund's portfolio can vary widely over time. Dividends on equity securities are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the issuers of the equity securities in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. The Fund cannot assure as to what percentage of the distributions paid on the Common Shares, if any, will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

NON-U.S. RISK: The Fund may invest a portion of its assets in the equity securities of issuers domiciled in jurisdictions other than the U.S. Investments in the securities and instruments of non-U.S. issuers involve certain considerations and risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Non-U.S. securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad.

ADDITIONAL INFORMATION

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2008 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions on your Common Shares will be automatically reinvested by PNC Global Investment Servicing (U.S.) Inc. (the "Plan Agent") in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2008 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust/Gallatin Specialty Finance and Financial Opportunities Fund and First Trust Active Dividend Income Fund and Shareholders of the Preferred Shares of First Trust Tax-Advantaged Preferred Income Fund, was held on April 14, 2008. At the Annual Meeting, Trustee Robert F. Keith was elected for a three-year term. The number of votes cast in favor of Mr. Keith was 15,520,554, the number of votes against was 284,506 and the number of abstentions was 4,168,104. James A. Bowen, Richard E. Erickson, Thomas R. Kadlec and Niel B. Nielson are the current and continuing Trustees.

                              MANAGEMENT AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT CONTRACT

The Board of Trustees of First Trust Enhanced Equity Income Fund (the "Fund"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") at a meeting held on March 3, 2008. The Board determined that the terms of the Agreement are fair and reasonable and that the Agreement continues to be in the best interests of the Fund.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor (including the relevant personnel responsible for these services and their experience); the advisory fees for the Fund as compared to fees charged by investment advisors to comparable funds and as compared to fees charged to other clients of the Advisor; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall out benefits to the Advisor; and information on the Advisor's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Fund and the Advisor is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreement, the Board considered the nature, quality and extent of services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Fund, including the oversight of Chartwell Investment Partners, L.P. ("Chartwell"), the Fund's sub-advisor. The Board considered that shareholders had approved a new sub-advisory agreement with Chartwell on January 8, 2008, as recommended by the Board. The Board considered the work that had been performed by the Advisor in connection with the transition to Chartwell. The Board noted the compliance program that had been developed by the Advisor and considered that the compliance program includes policies and procedures for monitoring Chartwell's compliance with the 1940 Act and the Fund's investment objectives and policies. In light of the information presented and the considerations made, the Board concluded that the nature, quality and extent of services provided to the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory.

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                           JUNE 30, 2008 (UNAUDITED)

The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board reviewed data prepared by Lipper Inc. ("Lipper"), an independent source, showing the management fees and expense ratios of the Fund as compared to the management fees and expense ratios of one peer group selected by Lipper and a second peer group selected by the Advisor. The Board discussed with representatives of the Advisor the differences between the two peer groups and the limitations in creating a relevant peer group for the Fund. Based on the information provided, the Board noted that the Fund's management fees were in the fifth quintile of both the Lipper peer group and the Advisor peer group and that the Fund's expense ratio was in the fifth quintile and fourth quintile of the Lipper peer group and the Advisor peer group, respectively. The Board also considered the advisory fees paid to the Advisor by similar funds, and noted that the Advisor does not provide advisory services to other clients with investment objectives and policies similar to the Fund's.

The Board also considered the Fund's performance for the one- and two year periods ended September 30, 2007, as compared to a performance group selected by Lipper. The Board considered the difficulty in creating a relevant performance group for the Fund given its unique strategy and asset mix. The Board noted that Chartwell became the sub-advisor for the Fund on September 14, 2007 and prior thereto, another sub-advisor managed the Fund's portfolio. The Board also considered performance data provided by the Advisor for the one-year and since-inception periods ended December 31, 2007. The Board considered the market price and net asset value performance of the Fund since inception, and compared the Fund's premium/discount to the average and median premium/discount of the Lipper peer group, noting that the Fund's premium/discount was generally indicative of the asset class and market events. The Board concluded that the Fund's performance, particularly from Chartwell's transition plan, was reasonable.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and had noted that the advisory fee is not structured to pass the benefits of any economies of scale on to the shareholders as the Fund's assets grow. The Board concluded that the management fee reflects an appropriate level of sharing of any economies of scale. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment manager to closed end funds for the twelve months ended December 31, 2007, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's profitability appeared to be not excessive in light of the services provided to the Fund. In addition, the Board considered and discussed any ancillary benefits derived by the Advisor from its relationship with the Fund and noted that the typical fall out benefits to the Advisor such as soft dollars are not present. The Board concluded that any other fall-out benefits received by the Advisor or its affiliates would appear to be attenuated.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

[FIRST TRUST LOGO]

INVESTMENT ADVISOR
First Trust Advisors L.P.
1001 Warrenville Road
Lisle, IL 60532

INVESTMENT SUB-ADVISOR
Chartwell Investment Partners, L.P.
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

ADMINISTRATOR,
FUND ACCOUNTANT,
TRANSFER AGENT &
BOARD ADMINISTRATOR
PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

 (b) Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)      Not applicable.

(b) There have been no changes, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this item in the Registrant's most recent annual report on Form N-CSR.




ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)    Not applicable.

     (a)(2)    Certifications  pursuant to Rule 30a-2(a)  under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b)       Certifications  pursuant to Rule 30a-2(b)  under the 1940 Act and
               Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST ENHANCED EQUITY INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date     AUGUST 20, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date     AUGUST 20, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     AUGUST 20, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.